INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets
Cost	$ 29,181	$ 29,048
Less: Accumulated amortization	(20,647)	(18,785)
Net book value	8,534	10,263
- Current	0	825
- Non-current	8,534	9,438
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Cost	18,900
Less: Accumulated amortization	(15,135)
Net book value	3,765	$ 4,300
- Current	0
- Non-current	3,765
Assembled Workforce
Finite-Lived Intangible Assets
Cost	4,600
Less: Accumulated amortization	(1,840)
Net book value	2,760
- Current	0
- Non-current	2,760
Customer Relationships
Finite-Lived Intangible Assets
Cost	3,600
Less: Accumulated amortization	(3,600)
Net book value	0
- Current	0
- Non-current	0
Others
Finite-Lived Intangible Assets
Cost	2,081
Less: Accumulated amortization	(72)
Net book value	2,009
- Current	0
- Non-current	$ 2,009